FAIR VALUE MEASUREMENT (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENT
Total	¥ 64,697,859	¥ 57,312,737
Short-term time deposits
FAIR VALUE MEASUREMENT
Short-term investments	14,874,498	7,690,166
Long-term time deposits
FAIR VALUE MEASUREMENT
Long-term investments	15,568,643	15,352,785
Held-to-maturity debt investments
FAIR VALUE MEASUREMENT
Short-term investments	5,420,043	144,133
Long-term investments	1,798,444	1,701,240
Quoted prices in active markets for identical assets (Level 1)
FAIR VALUE MEASUREMENT
Total	56,164	32,745
Quoted prices in active markets for identical assets (Level 1) | Short-term time deposits
FAIR VALUE MEASUREMENT
Short-term investments	0	0
Quoted prices in active markets for identical assets (Level 1) | Long-term time deposits
FAIR VALUE MEASUREMENT
Long-term investments	0	0
Quoted prices in active markets for identical assets (Level 1) | Held-to-maturity debt investments
FAIR VALUE MEASUREMENT
Short-term investments	0	0
Long-term investments	0	0
Significant other observable inputs (Level 2)
FAIR VALUE MEASUREMENT
Total	63,264,639	54,663,377
Significant other observable inputs (Level 2) | Short-term time deposits
FAIR VALUE MEASUREMENT
Short-term investments	14,874,498	7,690,166
Significant other observable inputs (Level 2) | Long-term time deposits
FAIR VALUE MEASUREMENT
Long-term investments	15,568,643	15,352,785
Significant other observable inputs (Level 2) | Held-to-maturity debt investments
FAIR VALUE MEASUREMENT
Short-term investments	5,420,043	144,133
Long-term investments	1,798,444	1,701,240
Significant other unobservable inputs (Level 3)
FAIR VALUE MEASUREMENT
Total	1,316,365	2,530,375
Significant other unobservable inputs (Level 3) | Short-term time deposits
FAIR VALUE MEASUREMENT
Short-term investments	0	0
Significant other unobservable inputs (Level 3) | Long-term time deposits
FAIR VALUE MEASUREMENT
Long-term investments	0	0
Significant other unobservable inputs (Level 3) | Held-to-maturity debt investments
FAIR VALUE MEASUREMENT
Short-term investments	0	0
Long-term investments	0	0
Recurring | Equity investments without readily determinable fair value using NAV practical expedient
FAIR VALUE MEASUREMENT
Long-term investments	60,691	86,240
Recurring | Investments accounted for at fair value
FAIR VALUE MEASUREMENT
Long-term investments	1,014,400	660,112
Recurring | Wealth management products
FAIR VALUE MEASUREMENT
Short-term investments	20,474,093	26,415,902
Recurring | Available-for-sale debt investments
FAIR VALUE MEASUREMENT
Short-term investments	551,348
Long-term investments	4,935,699	5,262,159
Recurring | Quoted prices in active markets for identical assets (Level 1) | Investments accounted for at fair value
FAIR VALUE MEASUREMENT
Long-term investments	56,164	32,745
Recurring | Quoted prices in active markets for identical assets (Level 1) | Wealth management products
FAIR VALUE MEASUREMENT
Short-term investments	0	0
Recurring | Quoted prices in active markets for identical assets (Level 1) | Available-for-sale debt investments
FAIR VALUE MEASUREMENT
Short-term investments	0
Long-term investments	0	0
Recurring | Significant other observable inputs (Level 2) | Investments accounted for at fair value
FAIR VALUE MEASUREMENT
Long-term investments	891,192	512,200
Recurring | Significant other observable inputs (Level 2) | Wealth management products
FAIR VALUE MEASUREMENT
Short-term investments	19,224,772	24,000,694
Recurring | Significant other observable inputs (Level 2) | Available-for-sale debt investments
FAIR VALUE MEASUREMENT
Short-term investments	551,348
Long-term investments	4,935,699	5,262,159
Recurring | Significant other unobservable inputs (Level 3) | Investments accounted for at fair value
FAIR VALUE MEASUREMENT
Long-term investments	67,044	115,167
Recurring | Significant other unobservable inputs (Level 3) | Wealth management products
FAIR VALUE MEASUREMENT
Short-term investments	1,249,321	2,415,208
Recurring | Significant other unobservable inputs (Level 3) | Available-for-sale debt investments
FAIR VALUE MEASUREMENT
Short-term investments	0
Long-term investments	¥ 0	¥ 0